HECHT & ASSOCIATES, P.C.
Attorneys at Law
275 Madison Avenue, 28th Floor
New York, NY 10016
(212) 490-3232
Fax: (212) 490-3263
www.securitiescounselors.com
Email: dtepper@hechtlegal.com
Charles J. Hecht Mitchell Berns Daniel Tepper William J. Geller (Of Counsel)	Please Reply to: Daniel Tepper
April 2, 2007
By EDGAR and FedEx
Anne Nguyen Parker
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Gold Run Inc. Amendment #1 to Registration Statement on Form SB-2 Originally Filed December 15, 2006 File No.: 333-139412
Dear Ms. Parker:
This letter is to accompany Gold Run’s electronically-filed amended registration statement on Form SB-2, of which a hard copy is enclosed . We believe that the amended registration statement incorporates the Staff’s comments as set forth in your letter dated January 11, 2007.
We have also updated the information in this amendment to reflect events occurring after the initial filing. The major events concerned the progress of Gold Run’s exploration program, the receipt of title reports, the staking of a new property, and the decision to register 25% of the shares into which the principal amount of Gold Run’s

April 2, 2007

convertible notes automatically convert upon the effective date of its registration statement. All of Gold Run’s note holders paid cash for their notes. None of Gold Run’s note holders are in any way affiliates of Gold Run, with two minor exceptions.
For your convenience, we are enclosing with the hard copy of this letter two redlined copies of the amended registration statement compared against the original registration statement as filed on December 15, 2006. For your additional convenience, set forth below is an item-by-item response to the Staff’s specific numbered comments.

Staff Comment No.	Changes to Registration Statement to Comply with Staff Comments

1	No response is required.

2	Audited financial statements as of December 31, 2006 are included in the amended registration statement.

3	Complied with - see cover page to amended registration statement.

4	Complied with - see cover page to amended registration statement.

5	Complied with. The cover page now states that none of Gold Run Inc.’s officers or directors will sell or market their shares, except that D. Richard Brown, its Secretary and Chairman of the Board of Directors, and Trevor Michael, its Treasurer and a Director, will offer through foreign broker-dealers the shares of the Common Stock being registered in this offering, and, where appropriate, may also deal directly with foreign nationals outside of the United States. They will also respond to inquiries by the foreign broker-dealers and foreign nationals and will coordinate the foreign broker-dealers’ efforts. To the extent that any U.S.-based broker-dealers wish to participate in this offering, Mr. Brown and Mr. Michael will assist them as may be requested.

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6	Response furnished by way of disclosure in the amended registration statement.

7	Complied with.

8	Complied with. The “Forward-Looking Statements” section containing the statement that “[t]his prospectus contains forward- looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934” has been deleted from the Summary Information section and has been moved to its own section between the “Use of Proceeds” and “Determination of Offering Price” sections, where it is not subject to the plain English requirements of Rule 421(d).

9	Complied with. Where appropriate, the captions and text in the “Risk Factors” section have been amended to explain the material adverse effects of particular risk factors. Where appropriate, the caption of each risk factor now identifies the risk and what gives rise to that risk.

10	Complied with. We believe that all of the generic risk factors have been deleted. Other risk factors are now more customized so that they are specific to Gold Run Inc. and its operations.

11	Complied with. Mitigating language has been deleted from the Risk Factors. Statements such as “there can be no assurance”, “there is no guarantee” and “the exact effect of these factors cannot be accurately predicted, but any one of them could adversely affect your investment” have been removed.

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12	A paragraph has been inserted into the “Plan of Distribution” section that discusses the roles of D. Richard Brown and Trevor Michael in selling and marketing Gold Run Inc.’s shares of Common Stock. Because Mr. Brown and Mr. Michael are limiting their solicitation and sales activities to foreign nationals outside of the United States and to certain U.S. citizens resident outside the United States, under Rule 15a-6 promulgated under the Securities Exchange Act of 1934 and SEC Release No. 34-27017 (July 11, 1989), Mr. Brown and Mr. Michael are exempt from the broker registration requirements set forth in Section 15 of the Securities Exchange Act of 1934. Accordingly, neither Mr. Brown nor Mr. Michael are registered brokers with the SEC or NASD.

13	Complied with. Whenever applicable, it is stated that funds shall be “promptly” refunded (i.e., within three business days) if this offering is terminated. Conforming changes have been made to the Escrow Agreement annexed to the registration statement as Exhibit 10.13 thereto.

14	Complied with. A statement has been inserted that subscribers who have tendered funds will be informed by mail by Gold Run Inc. and/or its escrow agent in the event that Gold Run Inc. exercises its option to extend the offering period by 30 days.

15	Complied with. A statement has been inserted that Gold Run Inc.’s officers and directors will not be permitted to purchase securities in this offering, and that each of the officers and directors have represented that neither they nor any members of their families will purchase any securities in this offering.

16	Complied with. Whenever applicable, the registration statement has been amended to reflect that Mr. Cleave will devote approximately 20 hours per month to Gold Run Inc.’s business.

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17	Complied with. A statement has been inserted that readily available wholesale purchasers of precious metals exist in the United States and elsewhere. Two of the largest such wholesalers are identified by name.

18	Complied with.

19	Complied with. Additional terms have been added to the “Glossary” section as well.

20	Complied with. A footnote has been inserted explaining that Mr. Mathewson has disclaimed in writing his interest in any lease payments for Gold Run Inc.’s properties that are received by KM Exploration, the properties’ lessor and in which Mr. Mathewson is a 50% owner. This written disclaimer is annexed to the registration statement as Exhibit 99.1 and Exhibit 99.2. It is explained that KM Exploration has been instructed to forward all such lease payments directly to the other 50% owner of KM Exploration. The difference between property lease payments and net smelter return royalty payments has been clarified.

21	Complied with. A statement has been inserted that Gold Run Inc. may terminate the leases at any time upon sixty days’ advance notice.

22	Complied with. Statements have been inserted disclosing how the terms of related-party transactions were determined and whether they are equivalent to the terms agreed upon in similar transactions with unaffiliated parties.

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23	Complied with. A statement has been inserted explaining the reasons for entering into the Amended and Restated Agreement with Mr. Mathewson, which was to eliminate a provision requiring Mr. Mathewson to sell a portion of his shares to certain affiliates in the event that any of Gold Run’s interests in mineral prospects generated by him are extinguished due to Gold Run’s default in fulfilling the terms of its exploration program funding obligation. Mr. Mathewson acquired 7.5 million shares in consideration of $750 pursuant to the Amended and Restated Agreement, not pursuant to his Employment Agreement. This is nevertheless disclosed in the compensation table because the instructions to Item 402(b)(2)(iv) state that a footnote must be appended to the compensation table disclosing the number and value of the employee’s aggregate restricted stock holdings at the end of the last completed fiscal year.

24	Complied with. Gold Run Inc. is not registering any securities other than its Common Stock. The reference to dealer warrants in the “Market for Common Stock and Related Stockholder Matters” section was inadvertently included in the original filing and has been deleted.

25	Management allocated the full consideration paid for the founder units ($.0001 per unit) to the shares of common stock comprising the units because this would result in the same price being paid per share of common stock as was paid by management for their 12,500,000 shares of common stock purchased contemporaneously with the units. With respect to the second sentence of the Commission’s comment, the figure of 21,400,000 shares was a typo. The correct number of shares should have been 22,400,000, consisting of 12,500,000 shares purchased by the founders plus 9,900,000 shares comprising the units purchased by the founders. The necessary correction has been made to the financial statements.

26	Complied with. The proper undertaking has been inserted.

27	Complied with. Ernest Cleave has been designated Controller, and this additional title has been inserted underneath his signature.

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28	An executed legal opinion has been included with the amended registration statement.

* * *
Gold Run Inc. has elected to wait for any additional comments that you might have before requesting acceleration of the effective date of this registration statement. With your consent, we will contact you in about seven (7) days to inquire about the status of your review and to discuss whether it would be appropriate to request acceleration at that time with any remaining changes to be made in the final registration statement rather than in a second pre-effective amendment.
The registrant would like to thank the staff for its constructive comments. Please contact the undersigned or Charles J. Hecht, the principal of this firm, if you have any questions or comments.
Very truly yours,

/s/ Daniel Tepper

Daniel Tepper
Encl.
cc:	John Pritchard Robert Carroll (SEC) April Sifford (SEC) Carmen Moncada-Terry (SEC)